SCHEDULE OF RELATED PARTY TRANSACTIONS (Details)		12 Months Ended
		Sep. 30, 2025 USD ($)		Sep. 30, 2024 USD ($)		Sep. 30, 2023 USD ($)	Apr. 20, 2025 USD ($)	Apr. 20, 2025 CNY (¥)	Mar. 25, 2024 USD ($)	Mar. 25, 2024 CNY (¥)
Related Party Transaction [Line Items]
Loan receivable from a related party		$ 3,777,909
Factory lease				90,483		$ 45,787
Purchase of equipment				1,069,239		2,130,283
Purchase of fixed assets						9,963
Shuifu Yongcheng Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Amount due from related party	[1]			31,535
Related Party [Member]
Related Party Transaction [Line Items]
Amount due from related party				31,535
Loan receivable from a related party				822,878
Amount due to related parties		5,755,817		9,239,059
Revenues				5,563,516		7,530,945
Sichuan TIBO Fluid Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Loan receivable from a related party			[2]	822,878	[2]		$ 365,914	¥ 2,600,000	$ 799,155	¥ 5,600,000
Amount due to related parties	[3]			2,379,668
Purchase of equipment				1,069,239		2,130,283
Purchase of fixed assets						9,963
Li Hongqi [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[4]	4,254,385		4,692,339
Li Hongliang [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[4]	1,501,432		1,106,442
Sichuan Hongzhuo Shuya Energy Co Ltd [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[3]			1,054,882
Li Hongguang [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[4]			5,728
Equipment Sales to Sichuan TIBO Fluid Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues				1,692,268		2,222,816
LNG/CNG Sales To Hongzhuo Shuya Energy Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues				3,871,248		5,308,129
Sichuan TIBO Fluid Technology Co Ltd (Lessor) [Member]
Related Party Transaction [Line Items]
Factory lease				$ 90,483		$ 45,787

[1]	This is a loan from the Company to Shuifu Yongcheng. The loan is non-interest bearing and due on demand. As of September 30, 2025, the loan was collected in full.
[2]	On March 25, 2024, the Company lent RMB5,600,000 (US$799,155) to Sichuan TIBO. The loan to Sichuan TIBO was for 13 months with annual interest of 8% from March 25, 2024 to June 25, 2024, and 3.5% from June 26, 2024 to April 30, 2025. Interest income related to this loan was RMB166,236 (US$23,723) as of September 30, 2024. Sichuan TIBO repaid RMB 600,000 (US$84,442) on January 22, 2025. On April 20, 2025 and October 24, 2025, China Oil Blue Ocean and Sichuan TIBO agreed to extended the maturity date of the remaining RMB 5 million (US$703,682) loan balance to June 30, 2026. Due to the full disposal of the equity in TIBO in February 2025, the outstanding loans due from TIBO were reclassified as loans receivable from a third party in the consolidated financial statements as of September 30, 2025.
[3]	The balance is for expenses paid on behalf of the Company.
[4]	The balances are related primarily to share capital withdrawal to be paid to individual shareholders. On March 12, 2023 and March 20, 2023, China Oil Blue Ocean and ZJY Technologies’ individual shareholders withdrew their share capital from the companies. These share capital withdrawals reduced the Company’s additional paid-in capital by approximatively $9.3 million, and they were credited to amount due to related parties. During fiscal year 2024, the Company reduced the amount owed to related parties and paid $1.3 million to Li Hongqi and $2.9 million to Li Hongliang, respectively.